Expense Example - AB GLOBAL BOND FUND, INC.	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 501
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,360
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256	[1]
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,631
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	676
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	$ 652

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.